Foreign Exchange (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effects Of Changes In Foreign Exchange Rates [Abstract]
Unrealized foreign exchange (gain) loss	$ (14,300)	$ 45,073
Realized foreign exchange loss (gain)	3,452	(1,632)
Foreign exchange (gain) loss	$ (10,848)	$ 43,441